Subsequent Events (Details) ¥ in Millions				12 Months Ended
	Mar. 23, 2018 CNY (¥)	Mar. 22, 2018 USD ($)	Jan. 30, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Mar. 23, 2018 USD ($)	Dec. 31, 2017 USD ($)
Semiconductor Manufacturing South China Corporation (“SMSC”)
Subsequent events
Proportion of ownership interest held by the Company (as a percent)				100.00%
Ningbo Semiconductor International Corporation (“NSI”)
Subsequent events
Proportion of ownership interest held by the Company (as a percent)				53.725%
Semiconductor Manufacturing International (Shanghai) Corporation ("SMIS" or "SMIC Shanghai")
Subsequent events
Proportion of ownership interest held by the Company (as a percent)				100.00%
SMIC Holdings Corporation
Subsequent events
Proportion of ownership interest held by the Company (as a percent)				100.00%
Capital contribution | Semiconductor Manufacturing South China Corporation (“SMSC”)
Subsequent events
Proportion of ownership interest held by the Company (as a percent)			50.10%
Equity transfer and capital contribution | Ningbo Semiconductor International Corporation (“NSI”)
Subsequent events
Gain or loss expected to accrue		$ 0
SMIC Holdings Corporation | Ningbo Semiconductor International Corporation (“NSI”)
Subsequent events
Proportion of ownership interest held by the Company (as a percent)				66.76%
SMIC Holdings Corporation | Semiconductor Manufacturing South China Corporation (“SMSC”) | Capital contribution
Subsequent events
Cash contribution to the registered capital			$ 1,543,500,000
SMIC Holdings Corporation | Ningbo Semiconductor International Corporation (“NSI”) | Equity transfer and capital contribution
Subsequent events
Cash contribution to the registered capital	¥ 565				$ 89,400,000
Percentage of ownership interest in joint venture	38.57%	38.59%
China Integrated Circuit Industry Investment Fund Co., Ltd., (the "China IC Fund") | Semiconductor Manufacturing South China Corporation (“SMSC”) | Capital contribution
Subsequent events
Cash contribution to the registered capital			$ 946,500,000
Percentage of ownership interest in joint venture			27.04%
China Integrated Circuit Industry Investment Fund Co., Ltd., (the "China IC Fund") | Ningbo Semiconductor International Corporation (“NSI”)
Subsequent events
Percentage of ownership interest in joint venture				28.17%
China Integrated Circuit Industry Investment Fund Co., Ltd., (the "China IC Fund") | Ningbo Semiconductor International Corporation (“NSI”) | Equity transfer and capital contribution
Subsequent events
Cash contribution to the registered capital	¥ 500				79,200,000
Percentage of ownership interest in joint venture	32.97%
Shanghai IC Fund | Semiconductor Manufacturing South China Corporation (“SMSC”) | Capital contribution
Subsequent events
Cash contribution to the registered capital			$ 800,000,000
Percentage of ownership interest in joint venture			22.86%
Semiconductor Manufacturing South China Corporation (“SMSC”)
Subsequent events
Registered capital						$ 210,000,000
Semiconductor Manufacturing South China Corporation (“SMSC”) | Capital contribution
Subsequent events
Registered capital			$ 3,500,000,000
Ningbo Semiconductor International Corporation (“NSI”)
Subsequent events
Registered capital				¥ 355		$ 56,200,000
Ningbo Semiconductor International Corporation (“NSI”) | Equity transfer and capital contribution
Subsequent events
Registered capital	¥ 1,820				$ 288,100,000